FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2014
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
Schedule of fair value of financial instruments
	July 31, 2014
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$1,892,760	$1,892,760
Marketable securities	$1,354,213	$1,354,213
Security deposits payable	$746,603	$746,603
Mortgages, note and term loan payable	$6,421,335	$7,592,416